Derivative Contracts - Fair Value of Derivative Instruments (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Not Designated as Hedging Instrument | Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	$ 1,884.0	$ 1,675.3
Cash collateral	2.7	3.7
Not Designated as Hedging Instrument | Derivatives at Fair Value | Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Fair Value	7.2	41.9
Derivative, Notional Amount	670.6	945.8
Not Designated as Hedging Instrument | Liabilities Under Derivative Contracts | Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Fair Value	(13.4)	(3.2)
Derivative, Notional Amount	1,213.4	729.5
Not Designated as Hedging Instrument | Liabilities Under Derivative Contracts | Embedded Derivative Financial Instruments
Derivatives, Fair Value [Line Items]
Fair Value	(23.4)	(31.7)
Derivative, Notional Amount	0.0	0.0
Designated as Hedging Instrument | Derivatives at Fair Value | Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Fair Value	10.0	14.3
Derivative, Notional Amount	$ 54.7	$ 109.7